CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash Flows from Operating Activities:
Net income	$ 18,811,924	$ 5,251,355
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative liabilities	(10,552,969)	(6,260,800)
Interest earned on cash and investments held in trust account	(347,367)	(61,163)
Gain on elimination of deferred underwriting fee	(9,660,000)	0
Changes in operating assets and liabilities:
Prepaid expenses	34,292	231,550
Income tax payable	26,729	0
Accounts payable and accrued expenses	1,072,141	324,089
Net cash used in operating activities	(615,250)	(514,969)
Cash Flows from Investing Activities:
Cash withdrawn from trust account to pay franchise tax	80,500	0
Cash withdrawn from trust account in connection with redemption	269,528,286	0
Net cash provided by investing activities	269,608,786	0
Cash Flows from Financing Activities:
Redemption of common stock	(269,528,286)	0
Proceeds from promissory note - related party working capital loan	347,961	0
Payment of offering costs	0	(17,579)
Net cash used in financing activities	(269,180,325)	(17,579)
Net change in cash	(186,789)	(532,548)
Cash - beginning of period	406,126	1,019,026
Cash - end of period	219,337	486,478
Non-cash investing and financing activities:
Change in value of Class A common stock subject to possible redemption	$ 242,995	$ 0